UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2013 to October 31, 2013

333-183223-05

(Commission File Number of issuing entity)

Honda Auto Receivables 2013-4 Owner Trust

(Exact name of issuing entity specified in its charter)

333-183223

(Commission File Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	90-6256884
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2013-4 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the November 18, 2013 distribution date, attached as Exhibit 99.1.

The securitizer reports that with respect to the receivables that comprise the assets of the Honda Auto Receivables 2013-4 Owner Trust, that there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period October 1, 2013 to October 31, 2013. The securitizer filed its most recent Form ABS-15G on January 28, 2013. The CIK number of the securitizer is 0000864270.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2013-4 Owner Trust

By: American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration and
Assistant Secretary

Date: November 18, 2013

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for November 18, 2013 distribution date.

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